CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Income/(Loss)	$ 4,441	$ 268	$ (2,337)
Income/(loss) from discontinued operations, net of income tax	321	(192)	(992)
Income/(loss) from continuing operations	4,120	460	(1,345)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	14	46	102
Depreciation and amortization	373	421	596
Accretion of asset retirement obligations	51	38	44
Provision for bad debts	95	85	68
Amortization of nuclear fuel	52	48	51
Amortization of financing costs and debt discount/premiums	26	29	29
Loss on debt extinguishment, net	51	44	49
Amortization of emission allowances and out-of-market contracts	38	45	54
Amortization of unearned equity compensation	20	25	35
Net gain on sale of assets and disposal of assets	(23)	(49)	(9)
Impairment losses	113	114	1,614
Changes in derivative instruments	34	37	(170)
Changes in deferred income taxes and liability for uncertain tax benefits	(3,353)	5	13
Changes in collateral deposits in support of risk management activities	105	(105)	(80)
Changes in nuclear decommissioning trust liability	37	60	11
GenOn settlement, net of insurance proceeds	0	(63)	0
Net loss on deconsolidation of Agua Caliente and Ivanpah projects	0	13	0
Cash provided/(used) by changes in other working capital, net of acquisition and disposition effects:
Accounts receivable - trade	5	(83)	(83)
Inventory	22	31	143
Prepayments and other current assets	29	(41)	(187)
Accounts payable	(177)	113	44
Accrued expenses and other current liabilities	(41)	(166)	(88)
Other assets and liabilities	(186)	(104)	(35)
Cash provided by continuing operations	1,405	1,003	856
Cash provided by discontinued operations	8	374	754
Net Cash Provided by Operating Activities	1,413	1,377	1,610
Cash Flows from Investing Activities
Payments for acquisitions of businesses	(355)	(243)	(14)
Capital expenditures	(228)	(388)	(254)
Net proceeds from sale of emission allowances	11	19	66
Investments in nuclear decommissioning trust fund securities	(416)	(572)	(512)
Proceeds from sales of nuclear decommissioning trust fund securities	381	513	501
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees	1,294	1,564	430
Deconsolidations of Agua Caliente and Ivanpah projects	0	(268)	0
Net contributions to investments in unconsolidated affiliates	(91)	(39)	(57)
Net (contributions to)/distributions from discontinued operations	(44)	(60)	150
Other	6	(6)	30
Cash provided by continuing operations	558	520	340
Cash used by discontinued operations	(2)	(725)	(979)
Net Cash Provided/(Used) by Investing Activities	556	(205)	(639)
Cash Flows from Financing Activities
Payments of dividends to common stockholders	(32)	(37)	(38)
Payments for share repurchase activity	(1,440)	(1,250)	0
Payments for debt extinguishment costs	(26)	(32)	(42)
Net distributions to noncontrolling interest from subsidiaries	(2)	(16)	(30)
Proceeds/(payments) from issuance of common stock	3	21	(2)
Proceeds from issuance of short and long-term debt	1,916	1,100	1,178
Payments of debt issuance costs	(35)	(19)	(18)
Payments for short and long-term debt	(2,571)	(1,734)	(1,884)
Receivable from affiliate	0	(26)	(125)
Other	(4)	(4)	(8)
Cash used by continuing operations	(2,191)	(1,997)	(969)
Cash provided/(used) by discontinued operations	43	471	(169)
Net Cash (Used)/Provided by Financing Activities	(2,148)	(1,526)	(1,138)
Effect of exchange rate changes on cash and cash equivalents	0	1	(1)
Change in Cash from discontinued operations	49	120	(394)
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash	(228)	(473)	226
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period	613	1,086	860
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	$ 385	$ 613	$ 1,086